Segment Reporting - Schedule of Significant Expense Categories and Net Loss (Details) - Chief Operating Decision Maker [Member] - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Significant Expense Categories and Net Loss [Line Items]
Sales		$ 357,979	$ 282,693
Other segment items	[1]	(749,065)	(187,349)
Net loss		2,295,955	2,026,094
Payroll and payroll related [Member]
Schedule of Significant Expense Categories and Net Loss [Line Items]
Cost of Sales	[1]	100,632	79,930
Research and Development expenses	[1]	697,656	559,121
Selling and Marketing expenses	[1]	325,710	203,480
General and Administrative expenses	[1]	229,530	176,915
Others [Member]
Schedule of Significant Expense Categories and Net Loss [Line Items]
Cost of Sales	[1]	244,673	128,067
Material, subcontractors, consultants and other [Member]
Schedule of Significant Expense Categories and Net Loss [Line Items]
Research and Development expenses	[1]	419,550	97,654
Professional services, tradeshows and others [Member]
Schedule of Significant Expense Categories and Net Loss [Line Items]
Selling and Marketing expenses	[1]	407,139	311,964
Professional services and Facility related and other [Member]
Schedule of Significant Expense Categories and Net Loss [Line Items]
General and Administrative expenses	[1]	$ 978,109	$ 939,002

[1]	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, finance income and expenses that are included in other segment items